SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Current tax		$ 61
Prior year tax		25
Income tax expense		$ 86